NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	Year ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	4,564	3,659	9,674	3,800	13,300	236.4	3,720	66.1
Reallocation of net income as a result of conversion of Class B to Class A shares	3,659	—	3,800	—	3,720	66.1	—	—
Reallocation of net income to Class B shares	—	22	—	37	—	—	32	0.6

Net income, allocated for diluted	8,223	3,681	13,474	3,837	17,020	302.5	3,752	66.7
Weighted average ordinary shares outstanding—basic	181,039,148	145,171,800	234,522,372	92,135,406	249,543,232	249,543,232	69,793,550	69,793,550
Dilutive effect of:
Conversion of Class B to Class A shares	145,171,800	—	92,135,406	—	69,793,550	69,793,550	—	—
Ordinary Share-Based Awards	9,479,648	5,129,207	7,913,434	3,138,966	6,273,495	6,273,495	1,988,808	1,988,808

Weighted average ordinary shares outstanding—diluted	335,690,596	150,301,007	334,571,212	95,274,372	325,610,277	325,610,277	71,782,358	71,782,358

Net income per share attributable to ordinary shareholders:
Basic	25.21	25.21	41.25	41.25	53.30	0.95	53.30	0.95

Diluted	24.50	24.50	40.27	40.27	52.27	0.93	52.27	0.93